INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES

	As of December 31,
	2024	2023
	US$’000	US$’000
Raw materials and supplies	38,313	28,962
Work in progress	21,195	20,991
Finished goods	67,306	78,277
Total inventories at the lower of cost and net realizable value	126,814	128,230
Inventories recognized as an expense during the years ended December 31, 2024, 2023 and 2022 amounted to $437,732, $405,800 and $387,227 respectively.
For the years ended December 31, 2024 ,2023 and 2022, the amounts of $155, $10,255 and $1,119 were credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed.